Redeemable Convertible Preferred Stock - Schedule of Value of Each Class of Preferred Stock, Liquidation and Redemption Value (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Series A Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock, shares designated	13,687
Preferred Stock, shares issued	13,687
Preferred Stock, shares outstanding	13,687
Preferred Stock, redemption value	$ 5,625
Preferred Stock, liquidation value	5,625
Series B Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock, shares designated	14,313
Preferred Stock, shares issued	14,313
Preferred Stock, shares outstanding	14,313
Preferred Stock, redemption value	12,000
Preferred Stock, liquidation value	12,000
Series C Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock, shares designated	12,950
Preferred Stock, shares issued	12,950
Preferred Stock, shares outstanding	12,950
Preferred Stock, redemption value	16,458
Preferred Stock, liquidation value	16,458
Series D Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock, shares designated	7,634
Preferred Stock, shares issued	7,634
Preferred Stock, shares outstanding	7,634
Preferred Stock, redemption value	21,500
Preferred Stock, liquidation value	21,500
Series D-1 Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock, shares designated	3,737
Preferred Stock, shares issued	3,737
Preferred Stock, shares outstanding	3,737
Preferred Stock, redemption value	6,625
Preferred Stock, liquidation value	6,625
Series E Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock, shares designated	6,267
Preferred Stock, shares issued	6,267
Preferred Stock, shares outstanding	6,267
Preferred Stock, redemption value	35,199
Preferred Stock, liquidation value	$ 35,199